Consolidated statement of financial position - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018
Non-current assets
Property, plant and equipment	R 457,446	R 334,038
Intangible assets	955,646	898,527
Capitalized commission assets	54,066	0
Deferred tax assets	51,666	40,717
Total non-current assets	1,518,824	1,273,282
Current assets
Assets classified as held for sale	17,058	17,058
Inventory	51,263	57,013
Trade and other receivables	376,475	286,406
Taxation	24,119	30,373
Restricted cash	20,187	20,935
Cash and cash equivalents	383,443	308,258
Total current assets	872,545	720,043
Total assets	2,391,369	1,993,325
EQUITY
Stated capital	786,633	846,405
Other reserves	83,212	(51,614)
Retained earnings	881,819	722,380
Equity attributable to owners of the parent	1,751,664	1,517,171
Non-controlling interest	13	10
Total equity	1,751,677	1,541,856
Non-current liabilities
Deferred tax liabilities	139,049	82,658
Provisions	2,226	2,132
Recurring commission liability	1,798	0
Capitalized lease liability	31,183	0
Total non-current liabilities	174,256	84,790
Current liabilities
Trade and other payables	399,869	350,519
Capitalized lease liability	10,745	0
Taxation	2,511	2,832
Provisions	22,049	20,283
Bank overdraft	30,262	17,720
Total current liabilities	465,436	391,354
Total liabilities	639,692	476,144
Total equity and liabilities	R 2,391,369	1,993,325
Previously stated
EQUITY
Total equity		R 1,517,181